SHARE-BASED PAYMENTS - Subsequent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Proceeds from exercise of options	$ 7,760	$ 20,024